Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Consolidated statement of cash flows
Cash flows from maturing tranches of mandatory convertible bonds, derivative financial instruments for share buyback programs	€ 26	€ (58)	€ (9)